Nature of Business and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature of Business and Liquidity
1.	Nature of Business and Liquidity

Celator Pharmaceuticals, Inc. (“Celator” or the “Company”) is a development stage company focused on new therapeutic products for cancer treatment using proprietary technology that recognizes and controls the delivery of efficacious fixed ratios of drug combinations to tumor sites.

The Company has incurred recurring losses and negative cash flows from operations since inception. As of March 31, 2013, the Company had an accumulated deficit of $114,579,366. The Company expects operating losses and negative cash flows to continue for the foreseeable future until such time, if ever, that it can generate significant revenues from its product candidates currently in development. In April 2013, the Company raised $29.6 million of net proceeds from a private placement (See Note 11).

The Company is subject to those risks associated with any specialty pharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants.

1.	Nature of Business and Liquidity

Celator Pharmaceuticals, Inc. (“CPI” or the “Company”) is a development stage company developing new therapeutic products for cancer treatment using proprietary technology that recognizes and controls the delivery of efficacious fixed ratios of drug combinations to tumor sites.

The Company has incurred recurring losses and negative cash flows from operations since inception. As of December 31, 2012, the Company had accumulated a deficit of $111,621,215. The Company expects operating losses and negative cash flows to continue for the foreseeable future until such time, if ever, that it can generate significant revenues from its product candidates currently in development. Management estimates that current cash and cash equivalents are sufficient to sustain planned operations through the middle of the first quarter of 2014. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. There is no assurance that such financing will be available when needed or on acceptable terms. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Management is currently evaluation different strategies to obtain the required funding of future operations. These strategies may include, but are not limited to: sales of equity securities, collaboration or licensing agreements with third parties, and/or borrowing of debt. There can be no assurance that these future funding efforts will be successful.

The Company is subject to those risks associated with any specialty pharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants.